UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number         811-22018
Nuveen Multi-Currency Short-Term Government Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments
Nuveen Multi-Currency Short-Term Government Income Fund (JGT)
September 30, 2010 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Asset-Backed Securities – 0.6%
	Auto – 0.3%
$68	Bank of America Auto Trust, Series 2010-1A	0.262%	2/15/11	A-1+	$67,583
1,410	Ford Credit Auto Owner Trust 10A-A1	0.384%	5/15/11	A-1+	1,410,008
165	Honda Auto Receivables Owner Trust, Series 2009-A2	2.220%	8/15/11	AAA	165,387
579	Volkswagen Auto Loan Enhanced Trust, Series 2010-1	0.261%	2/21/11	A-1+	578,982
188	World Omni Auto Receivables Trust, Series 2010A	0.233%	2/15/11	A-1+	188,488

2,410	Total Autos				2,410,448

	Other – 0.3%
470	NelNet Student Loan Trust 2008-4 Class A1	1.028%	4/27/15	AAA	470,505
381	SLM Student Loan Trust 2007-7 Class A1	0.748%	10/25/12	AAA	380,597
804	SLM Student Loan Trust 2008-6 Class A1	0.638%	10/27/14	AAA	805,326
520	SLM Student Loan Trust, Series 2008-1, Class A1	0.898%	7/25/13	AAA	520,765

2,175	Total Other				2,177,193

$4,585	Total Asset-Backed Securities (cost $4,584,622)				4,587,641

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Sovereign Debt – 44.8%

	Brazil – 26.1%

74,334 BRL	Letra De Tesouro Nacional	0.000%	10/01/10	N/R	$43,932,624
47,500 BRL	Letra De Tesouro Nacional	0.000%	1/01/11	N/R	27,354,245
90,500 BRL	Letra De Tesouro Nacional	0.000%	7/01/11	N/R	49,447,018
41,540 BRL	Letra De Tesouro Nacional	0.000%	10/01/11	BBB-	22,051,823
64,557 BRL	National Treasury Note of Brazil	10.000%	1/01/14	BBB-	37,189,678

318,431 BRL	Total Brazil				179,975,388

	Canada – 3.5%
25,000 CAD	Canadian Government Bond	1.500%	3/01/12	AAA	24,361,940

	Chile – 3.1%
10,270,000 CLP	Bonos del Banco Central de Chile en Pesos	6.000%	1/01/15	N/R	21,543,324

	Colombia – 2.8%
26,640,000 COL	Republic of Colombia	12.000%	10/22/15	BB+	19,472,612

	Germany – 2.0%
10,000 EUR	IKB Deutsche Industriebank AG	2.250%	4/29/11	AAA	13,733,820

	Mexico – 2.0%
150,000 MXN	United Mexican States	9.500%	12/18/14	A	13,725,572

	Poland – 2.8%
30,000 PLN	Republic of Poland	0.000%	1/25/12	A	9,756,035
30,000 PLN	Republic of Poland	0.000%	7/25/12	A	9,500,201

60,000 PLN	Total Poland				19,256,236

	South Korea – 2.2%
16,668,000 KRW	Korea Monetary Stability Bond	4.180%	12/02/11	N/R	14,829,966

	Taiwan – 0.3%
50,000 TWD	Taiwan Government	3.625%	3/08/12	AA-	1,673,163

	Total Sovereign Debt (cost $298,211,256)				308,572,021

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 63.3%

	Sovereign Debt – 12.3%

	Germany – 1.2%

8,000	KFW Bankegruppe	4.625%	1/20/11	AAA	$8,091,025

	Indonesia – 2.0%
56,500,000 IDR	Indonesia Sertifikat Bank	0.000%	10/14/10	N/R	6,317,688
50,000,000 IDR	Indonesia Sertifikat Bank	0.000%	11/11/10	BB	5,562,531
20,000,000 IDR	Republic of Indonesia Treasury Bill	0.000%	1/13/11	BB+	2,209,591

126,500,000 IDR	Total Indonesia				14,089,810

	Israel – 5.6%
120,000 ILS	Israel State T-Bill	0.000%	1/05/11	N/R	32,772,348
21,663 ILS	Israel State T-Bill	0.000%	3/02/11	A1	5,885,447

141,663 ILS	Total Israel				38,657,795

	Turkey – 3.5%
14,000 TRY	Republic of Turkey, Government Bond	0.000%	2/02/11	N/R	9,469,248
21,720 TRY	Republic of Turkey, Government Bond	0.000%	5/11/11	N/R	14,373,623

35,720 TRY	Total Turkey				23,842,871

	Total Sovereign Debt				84,681,501

	U.S. Government and Agency Obligations – 48.0%
$15,000	Federal Farm Credit Bank Discount Notes	0.000%	11/03/10	AAA	14,995,050
12,000	Federal Home Loan Bank Bonds	0.000%	1/18/11	AAA	12,020,136
5,000	Federal Home Loan Bank Bonds	0.000%	6/01/11	AAA	5,008,810
15,000	Federal Home Loan Bank Bonds	0.000%	9/13/11	AAA	15,004,365
21,000	Federal Home Loan Banks, Discount Notes	0.000%	10/07/10	AAA	20,998,775
6,000	Federal Home Loan Banks, Discount Notes	0.000%	10/12/10	AAA	5,999,615
15,000	Federal Home Loan Banks, Discount Notes	0.000%	10/29/10	AAA	14,996,792
5,000	Federal Home Loan Banks, Discount Notes	0.000%	11/17/10	AAA	4,999,280
7,400	Federal Home Loan Banks, Discount Notes	0.000%	11/26/10	AAA	7,398,735
28,000	Federal Home Loan Banks, Discount Notes	0.000%	12/15/10	AAA	27,992,412
15,000	Federal Home Loan Banks, Discount Notes	0.000%	1/14/11	AAA	14,993,880
5,000	Federal Home Loan Banks, Discount Notes	0.000%	1/20/11	AAA	4,997,840
18,000	Federal Home Loan Banks, Discount Notes	0.000%	1/25/11	AAA	17,991,882
2,000	Federal Home Loan Banks, Discount Notes	0.000%	2/03/11	AAA	1,998,958
9,800	Federal Home Loan Banks, Discount Notes	0.000%	2/08/11	AAA	9,794,688
10,000	Federal Home Loan Banks, Discount Notes	0.000%	4/04/11	AAA	9,991,260
8,000	Federal Home Loan Banks, Discount Notes	0.000%	4/11/11	AAA	7,992,744
4,800	Federal Home Loan Banks, Discount Notes	0.000%	7/12/11	AAA	4,792,046
6,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	10/27/10	AAA	5,998,873
4,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	11/01/10	AAA	3,999,414
15,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	1/24/11	AAA	14,993,295
24,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	6/15/11	AAA	24,977,400
2,000	Federal National Mortgage Association	0.000%	10/13/10	AAA	1,999,813
3,800	Federal National Mortgage Association	0.000%	3/01/11	AAA	3,797,450
15,000	Federal National Mortgage Association	0.000%	5/04/11	AAA	14,983,875
13,200	Federal National Mortgage Association	0.000%	7/01/11	AAA	13,178,986
6,000	Federal National Mortgage Association	0.000%	8/01/11	AAA	5,988,348
16,000	U.S. Treasury Bills	0.000%	10/21/10	AAA	15,997,955
7,000	U.S. Treasury Notes	0.000%	10/15/10	AAA	7,011,760
6,000	U.S. Treasury Notes	0.000%	10/31/10	AAA	6,007,032
10,000	U.S. Treasury Notes, (4)	0.000%	4/30/11	AAA	10,039,461

314,000	Total U.S. Government and Agency Obligations				330,940,930

	Repurchase Agreements – 3.0%
$20,486	Repurchase Agreement with State Street Bank, dated 9/30/10, repurchase price	0.080%	10/01/10	N/A	20,486,032
	$20,486,078, collateralized by $19,520,000 U.S. Treasury Notes, 2.500%, due 4/30/15, value $20,900,064

	Total Short-Term Investments (cost $433,969,769)				436,108,463

	Total Investments (cost $736,765,647) – 108.7%				749,268,125

	Other Assets Less Liabilities – (8.7)%				(60,268,618)

	Net Assets – 100%				$688,999,507

Investments in Derivatives
Forward Foreign Currency Exchange Contracts outstanding at September 30, 2010:

					Unrealized
Currency					Appreciation
Contracts to	Amount	In Exchange	Amount	Settlement	(Depreciation)
Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)

Brazilian Real	112,208,500	U.S. Dollar	63,592,236	10/04/10	$(2,724,845)
Brazilian Real	112,208,500	U.S. Dollar	65,226,123	11/03/10	(678,207)
Canadian Dollar	445,000	U.S. Dollar	366,746	10/20/10	(65,577)
Canadian Dollar	20,225,107	U.S. Dollar	16,677,750	4/20/11	(2,881,104)
Canadian Dollar	674,893	U.S. Dollar	555,427	4/20/11	(97,233)
Canadian Dollar	4,100,000	U.S. Dollar	3,969,072	4/20/11	4,134
Chilean Peso	5,180,000,000	U.S. Dollar	10,602,804	12/15/10	(74,344)
Colombian Peso	20,800,000,000	U.S. Dollar	11,539,528	12/15/10	(3,185)
Euro	10,205,124	U.S. Dollar	13,738,587	1/31/11	(160,201)
Polish Zloty	55,000,000	U.S. Dollar	18,548,515	1/31/11	(199,564)
U.S. Dollar	65,580,655	Brazilian Real	112,208,500	10/04/10	736,426
U.S. Dollar	15,000,000	South Korean Won	18,135,000,000	10/12/10	899,369
U.S. Dollar	20,122,506	South Korean Won	24,310,000,000	10/14/10	1,188,939
U.S. Dollar	48,768,939	Mexican Peso	618,000,000	11/12/10	119,743
U.S. Dollar	45,350,000	Australian Dollar	50,000,000	11/15/10	2,738,446
U.S. Dollar	7,332,672	Indonesian Rupiah	66,500,000,000	11/15/10	65,928
U.S. Dollar	32,265,000	New Zealand Dollar	45,000,000	11/15/10	641,848
U.S. Dollar	35,889,000	New Zealand Dollar	50,000,000	11/15/10	674,165
U.S. Dollar	63,774,003	Turkish Lira	97,682,640	11/15/10	3,246,247
U.S. Dollar	48,527,578	Mexican Peso	638,225,000	11/16/10	1,941,473
U.S. Dollar	37,293,554	Turkish Lira	56,000,000	11/24/10	1,071,142
U.S. Dollar	27,807,232	Israeli Shekel	103,270,500	11/29/10	515,141
U.S. Dollar	35,533,505	Australian Dollar	37,000,000	11/30/10	(12,833)
U.S. Dollar	10,840,000	Indian Rupee	490,618,400	12/06/10	(41,158)
U.S. Dollar	28,500,000	South African Rand	200,481,825	12/15/10	(61,137)
U.S. Dollar	20,270,270	Yuan Renminbi	135,000,000	1/24/11	(49,119)
U.S. Dollar	81,644,905	Yuan Renminbi	544,000,000	2/09/11	(126,423)
U.S. Dollar	50,934,958	Yuan Renminbi	339,400,000	2/09/11	(75,817)
U.S. Dollar	368,064	Canadian Dollar	445,000	4/20/11	62,277

					$6,654,531

Fair Value Measurements
In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Asset-Backed Securities	$—	$4,587,641	$—	$4,587,641
Sovereign Debt	—	308,572,021	—	308,572,021
Short-Term Investments	59,542,240	376,566,223	—	436,108,463
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	6,654,531	—	6,654,531

Total	$59,542,240	$696,380,416	$—	$755,922,656

* Represents net unrealized appreciation (depreciation).
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$13,905,278	Unrealized depreciation on forward foreign currency exchange contracts	$7,250,747

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2010, the cost of investments (excluding investments in derivatives) was $737,813,775.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$12,793,490
Depreciation	(1,339,140)

Net unrealized appreciation (depreciation) of investments	$11,454,350

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

N/A	Not applicable.

N/R	Not rated.

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COL	Colombian Peso

EUR	Euro

IDR	Indonesian Rupiah

ILS	Israeli Shekel

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

TRY	Turkish Lira

TWD	Taiwan Dollar

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Multi-Currency Short-Term Government Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010